Income taxes - Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
CIT tax expense/(benefit)	$ (20,818,449)	$ 75,387,486	$ 42,948,974
LAT expense	31,720,514	70,422,049	26,862,350
Deferred tax (benefit)/expense	43,997,423	(90,534,084)	(60,569,862)
Income tax expense	$ 54,899,488	$ 55,275,451	$ 9,241,462